Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets [Line Items]
Intangible asset	$ 7,166	$ 7,612
Technology-Based Intangible Assets [Member]
Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets [Line Items]
Intangible asset	6,366	6,734
Intangible asset estimated useful life	14 years	14 years
Customer Relationships [Member]
Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets [Line Items]
Intangible asset	377	431
Intangible asset estimated useful life	7 years	7 years
Trademarks [Member]
Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets [Line Items]
Intangible asset	$ 423	$ 447
Intangible asset estimated useful life	14 years	14 years